Financial instruments - Impact of Change in Fair Value of Natural Gas Derivative Contracts (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	$ 753,641	$ 559,887
Regulatory liabilities, natural gas derivative contracts	608,826	598,062
Swap
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	129	28
Regulatory liabilities, natural gas derivative contracts	139	743
Options
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	16	38
Regulatory liabilities, natural gas derivative contracts	25	0
Forward contracts
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	$ 809	$ 1,830